Mineral Stream Interests - Additional Information (Detail) $ in Millions						6 Months Ended
		Jun. 15, 2023 USD ($)	May 16, 2023 USD ($) oz	Apr. 19, 2023 USD ($) oz	Jan. 17, 2022 USD ($) oz	Jun. 30, 2023 USD ($) oz	Jun. 30, 2023 CAD ($) oz	Jun. 14, 2023 USD ($) oz	Jun. 13, 2023 oz	Apr. 12, 2023 USD ($) oz	Apr. 04, 2023 USD ($)	Feb. 03, 2023 USD ($)	Dec. 06, 2022 USD ($)	Sep. 28, 2022 USD ($)	Sep. 07, 2022 USD ($)	Sep. 07, 2022 CAD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CAD ($)	Mar. 21, 2022 USD ($) oz	Feb. 08, 2022 USD ($) oz	Jan. 26, 2022 USD ($) oz	Jan. 26, 2022 CAD ($) oz
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid	[1]					$ 46,102,000
Percentage of production to be purchased after second step down				1.00%
Upfront cash consideration to be paid	[1],[2]					322,250,000
Tranche One [Member] | Curipamba PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid													$ 13,000,000
Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid						53,000,000
Upfront cash consideration to be paid						122,000,000
Upfront consideration committed to pay for the stream																			$ 175,000,000
Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid						136,000,000
Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid						162,400,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives						350,000
Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid															$ 15,000,000	$ 20	$ 16,000,000	$ 20
Upfront cash consideration to be paid						151,000,000	$ 200														$ 178,000,000	$ 240
Goose PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration paid											$ 31,250,000	$ 31,250,000	$ 31,250,000	$ 31,250,000
Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration to be paid						$ 288,000,000
Gold Interests [member] | Goose PMPA [Member] | Sabina [member] | B Two Gold Corp [Member]
Disclosure Of Mineral Stream Interests [line items]
Proceeds from sale of mineral interests				$ 46,000,000
Percentage of mineral interest sold				33.00%
Gain loss on disposal of mineral interests				$ 5,000,000
Silver [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						100.00%	100.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz						2,150,000	2,150,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL						22.00%	22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Silver [member] | Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																			100.00%
Percentage of metal production at the mine which WPM is entitled to after step down																			50.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz																			2,150,000
Silver [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						50.00%	50.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Percentage of production to be purchased after stream percentage reduction						33.00%	33.00%
Silver [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					75.00%	75.00%	75.00%
Percentage of metal production at the mine which WPM is entitled to after step down					50.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz					4,600,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Percentage of production to be purchased after stream percentage reduction						50.00%	50.00%
Silver [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						0.00%	0.00%
Silver [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						0.00%	0.00%
Silver [member] | Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						0.00%	0.00%
Gold [member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						10.50%	10.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL						22.00%	22.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Gold [member] | Marmato [member] | Amended Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased																			10.50%
Gold ounces to be delivered before entitlement step down takes effect | oz																			310,000
Percentage of production to be purchased after stream percentage reduction																			5.25%
Gold [member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						8.00%	8.00%
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						35.00%
Percentage of production to be purchased after stream percentage reduction						4.00%	4.00%
Number of ounces to be delivered | oz									279,908
Gold [member] | Blackwater [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Amount Payable								$ 40,000,000
Upfront Payment Made		$ 10,000,000
Gold [member] | Blackwater [Member] | Tranche One [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased								8.00%
Number of ounces to be delivered | oz								464,000
Gold [member] | Blackwater [Member] | Tranche Two [Member] | Amendment Agreement [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased after stream percentage reduction								4.00%
Gold [member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased					50.00%	50.00%	50.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz					145,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Percentage of production to be purchased after stream percentage reduction					33.00%	33.00%	33.00%
Gold [member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						100.00%	100.00%														100.00%	100.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz																					150,000	150,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Percentage of production to be purchased after stream percentage reduction						67.00%	67.00%														67.00%	67.00%
Gold [member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						2.78%	2.78%													4.15%
Number of ounces to be delivered before first step down in entitlement percentage | oz																				130,000
Percentage of production to be purchased after first step down										1.44%										2.15%
Number of ounces to be delivered before second step down in entitlement percentage | oz																				200,000
Percentage of production to be purchased after second step down																				1.50%
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL										22.00%
Upfront cash consideration to be paid										$ 83,750,000										$ 125,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Number of gold ounces to be delivered before first step down in entitlement percentage | oz										87,100
Number of gold ounces to be delivered before second step down in entitlement percentage | oz										134,000
Per ounce cash payment as a percentage of the spot price of metal delivered										18.00%
Gold [member] | Goose PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased				2.78%
Number of ounces to be delivered before first step down in entitlement percentage | oz				87,100
Percentage of production to be purchased after first step down				1.44%
Number of ounces to be delivered before second step down in entitlement percentage | oz				134,000
Percentage of production to be purchased after second step down				1.00%
Percentage of mineral interest sold				33.00%
Gold [member] | Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						6.60%	6.60%
Upfront consideration committed to pay for the PMPA			$ 300,000,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered			18.00%			18.00%
Percentage of production to be purchased after stream percentage reduction						4.40%	4.40%
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront Cash Consideration Available For Advance Pre Construction			$ 48,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One A [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration available for advance pre construction in installments			12,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One B [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration available for advance pre construction in installments			10,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One C [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration available for advance pre construction in installments			15,000,000
Gold [member] | Cangrejos [Member] | Upfront Payment Tranche One D [Member]
Disclosure Of Mineral Stream Interests [line items]
Upfront cash consideration available for advance pre construction in installments			$ 11,000,000
Gold [member] | Cangrejos [Member] | Lumina Gold Corp [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage Ownership Of The Mine			100.00%
Gold [member] | Cangrejos Gold [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased			6.60%
Number of ounces to be delivered before first step down in entitlement percentage | oz			700,000
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL			22.00%
Percentage of production to be purchased after stream percentage reduction			4.40%
Gold And Silver [Member] | Curipamba PMPA [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered					18.00%
Gold And Silver [Member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL					22.00%
Upfront cash consideration to be paid					$ 175,500,000
Cash Consideration That Will Be Paid To Support Certain Local Community Development Initiatives					500,000
Upfront Cash Consideration Available For Advance Pre Construction					$ 13,000,000
Platinum [Member] | Marmato [member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						0.00%	0.00%
Platinum [Member] | Blackwater [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						0.00%	0.00%
Platinum [Member] | Curipamba [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						0.00%	0.00%
Platinum [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						22.00%	22.00%														22.00%	22.00%
Number of ounces to be delivered before first step down in entitlement percentage | oz																					120,000	120,000
Per ounce cash payment as a percentage of the per ounce price received related to metal delivered						18.00%
Percentage of production to be purchased after stream percentage reduction						15.00%	15.00%														15.00%	15.00%
Platinum [Member] | Goose [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						0.00%	0.00%
Platinum [Member] | Cangrejos [Member]
Disclosure Of Mineral Stream Interests [line items]
Percentage of production to be purchased						0.00%	0.00%
Gold And Platinum [Member] | Marathon [Member]
Disclosure Of Mineral Stream Interests [line items]
Per ounce cash payment as a percentage of the spot price of metal delivered after upfront deposit reduced to NIL																					22.00%	22.00%
Upfront cash consideration to be paid																						$ 240
Per ounce cash payment as a percentage of the spot price of metal delivered																					18.00%	18.00%

[1]	Expressed in thousands of United States dollars; excludes closing costs and capitalized interest, where applicable.
[2]	Please refer to Note 27 for details of when the remaining upfront consideration to be paid becomes due.